Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41408
Entity Registrant Name	FEMTO TECHNOLOGIES INC.
Entity Central Index Key	0001888151
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	7000 Akko Road
Entity Address, City or Town	Kiryat Motzkin
Entity Address, Country	IL
Title of 12(b) Security	Subordinate Voting Shares
Trading Symbol	FMTO
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	2,926,526
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	6906
Auditor Opinion [Text Block]	We have audited the accompanying consolidated statements of financial position of Femto Technologies Inc. (the “Company”), as of December 31, 2024 and 2023, the related consolidated statements of loss and comprehensive loss, changes in shareholders’ equity and cash flows for each of the years in the three-year period ended December 31, 2024, and related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2024, in conformity with the International Financial Reporting Standards as issued by the International Accounting Standards Board
Auditor Name	Reliant CPA PC
Auditor Location	Newport Beach, CA
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2264 East 11th Avenue
Entity Address, City or Town	Vancouver, B.C.
Entity Address, Country	CA
Entity Address, Postal Zip Code	V5Z 1N6
City Area Code	604
Local Phone Number	833-6820
Contact Personnel Name	Gabi Kabazo
Contact Personnel Email Address	gabi@femtocorp.com